Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Statements Captions [Line Items]
Percentage of each of the Guarantors owned by SunGard	100.00%	100.00%